Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

14. COMMITMENTS AND CONTINGENCIES

Operating lease commitment

Upon the adoption of ASC 842, Leases on January 1, 2018, future minimum lease payments for operating lease liabilities as of December 31, 2022 and 2023 are disclosed in Note 6.

Contingencies

From time to time, the Group may be subject to other legal proceedings and claims incidental to the conduct of its business. The Group accrues the liability when the loss is probable and reasonably estimable.